Share-based compensation - Summary of Employee Stock Options Granted (Parenthetical) (Details) - Employee Stock Options - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee stock options, Forfeited	(2,135,668)	(3,615,022)	(2,204,399)
Number of employees stock option ,Expired	(4,618,760)	(546,562)	(66,174)
Organizational Restructuring
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee stock options, Forfeited	1,589,443	2,581,696	1,213,585
Number of employees stock option ,Expired	4,446,187